Basis of Presentation and Significant Accounting Policies - Schedule of Error Correction - Income Statement (Details) - USD ($) $ in Millions	6 Months Ended			12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Policy charges and fee income		$ 410	$ 438	$ 506	$ 741
Premiums Earned, Net		31	24	109	35
Net investment income		498	534	778	816
Net realized capital losses		(20)	(242)	(10)	(74)
Amortization of deferred gains		0	26	33	53
Total revenues		919	780	1,416	1,571
Benefits and losses		285	375	637	626
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")		90	(43)	79	50
Insurance operating costs and other expenses		208	228	294	364
Other intangible asset amortization		3	3	6	6
Dividends to policyholders		2	1	3	60
Total benefits, losses and expenses		588	564	1,019	1,106
Income before income taxes		331	216	397	465
Provision for income taxes	$ 51	51	30	38	66
Net income	$ 280	$ 280	$ 186	359	$ 399
Previously reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Policy charges and fee income				506
Premiums Earned, Net				109
Net investment income				778
Net realized capital losses				317
Amortization of deferred gains				33
Total revenues				1,743
Benefits and losses				637
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")				79
Insurance operating costs and other expenses				294
Other intangible asset amortization				6
Dividends to policyholders				3
Total benefits, losses and expenses				1,019
Income before income taxes				724
Provision for income taxes				107
Net income				617
Error correction, adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Policy charges and fee income				0
Premiums Earned, Net				0
Net investment income				0
Net realized capital losses				(327)
Amortization of deferred gains				0
Total revenues				(327)
Benefits and losses				0
Amortization of value of business acquired ("VOBA") and deferred acquisition costs ("DAC")				0
Insurance operating costs and other expenses				0
Other intangible asset amortization				0
Dividends to policyholders				0
Total benefits, losses and expenses				0
Income before income taxes				(327)
Provision for income taxes				(69)
Net income				$ (258)